FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 12600 Hill Country Blvd, Suite R-230
         Austin, TX 78738

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          May 15, 2012



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $427,836
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107       61549     5454  X                             61549       0       0
Alleghany Corp                            COM      17175100       1105      364  X                              1105       0       0
AltiGen Communications Inc                COM      21489109     267600      107  X                            267600       0       0
American Express Company                  COM      25816109       9107      527  X                              9107       0       0
American Public Education                 COM      2913V103     401866    15271  X                            401866       0       0
American Science & Engin                  COM      29429107     180577    12090  X                            180577       0       0
Ascent Capital Group                      CL A     43632108       5221      247  X                              5221       0       0
Asure Software                            COM      4649U102      95938      757  X                             95938       0       0
Automatic Data Processing                 COM      53015103       9744      538  X                              9744       0       0
Berkshire Hathaway Inc                    CL A     84670108          9     1097  X                                 9       0       0
Berkshire Hathaway Inc                    CL B     84670207      15154     1230  X                             15154       0       0
Brookfield Asset Management Inc           COM      112585104     33876     1069  X                             33876       0       0
Capital Southwest Corp                    COM      140501107      4817      455  X                              4817       0       0
Central European Distribution             COM      153435102     10300       53  X                             10300       0       0
Choice Hotels International               COM      169905106     10000      373  X                             10000       0       0
Colfax Corporation                        COM      194014106    475212    16746  X                            475212       0       0
Conagra Food Inc                          COM      205887102     10000      263  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2280  X                             30000       0       0
Contango Oil & Gas Co.                    COM      21075N204      6638      391  X                              6638       0       0
Corporate Executive Board                 COM      21988R102    202345     8703  X                            202345       0       0
Emerson Electric Co                       COM      291011104     10353      540  X                             10353       0       0
Exelon Corp                               COM      30161N101      5738      225  X                              5738       0       0
Female Health Company                     COM      314462102   4145153    22467  X                           4145153       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     27665      681  X                             27665       0       0
Hallmark Financial Services               COM      40624Q203   1906687    15044  X                           1906687       0       0
HEICO Corp                                CL A     422806208    145782     5853  X                            145782       0       0
Hospitality Properties Trust              COM      44106M102     23915      633  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2240267    68351  X                           2240267       0       0
Interval Leisure Group                    COM      46113M108    581211    10113  X                            581211       0       0
INTL FCStone Inc                          COM      459028106   2868086    60517  X                           2868086       0       0
iShares Trust Treas Inflat                US TIP B 464287176      5279      621  X                              5279       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      794  X                              9600       0       0
Kinder Morgan Management                  SHS      49455U100      3402      254  X                              3402       0       0
Leucadia National Corp                    COM      527288104     10325      269  X                             10325       0       0
Lockheed Martin Corporation               COM      539830109      7258      652  X                              7258       0       0
MakeMusic Inc                             COM      56086P202     26705      114  X                             26705       0       0
Microsoft Corp.                           COM      594918104     23944      772  X                             23944       0       0
Morningstar, Inc.                         COM      617700109    120541     7600  X                            120541       0       0
National Retail Properties, Inc.          COM      637417106     14000      381  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1143  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    533451     6775  X                            533451       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      155  X                             10155       0       0
Pfizer Inc.                               COM      717081103     16579      375  X                             16579       0       0
Pizza Inn Inc                             COM      725848105    163345      787  X                            163345       0       0
Powershares Emerging Market               Sov Debt 73936T573     13643      382  X                             13643       0       0
PowerShares Global Trust                  Nat Muni 73936T474     52218     1294  X                             52218       0       0
Reis Inc                                  COM      75936P105     14000      125  X                             14000       0       0
Schwab Strategic US LC Value              LC Val   808524409      6826      213  X                              6826       0       0
Sears Holdings Corp                       COM      812350106     14522      962  X                             14522       0       0
Simulations Plus Inc                      COM      829214105    115962      511  X                            115962       0       0
SPDR Series Trust-Inter Treas             ETF      78464A516     18246     1094  X                             18246       0       0
SPDR Barclays Capital High Yield          High Yld 78464A417      5539      218  X                              5539       0       0
SPDR S&P Middle East & Africa             Mid East 78463X806      4153      295  X                              4153       0       0
Stamps.com                                COM      852857200    449598    12535  X                            449598       0       0
Stratasys Inc.                            COM      862685104    462177    16879  X                            462177       0       0
Tandy Leather Factory Inc.                COM      87538X105   1647336     8601  X                           1647336       0       0
The Dolan Company                         COM      25659P402   3243132    29545  X                           3243132       0       0
The Middleby Corp                         COM      596278101    119262    12067  X                            119262       0       0
TravelCenters of America                  COM      894174101     30000      190  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    105311     2422  X                            105311       0       0
U S Global Investors Inc                  CL A     902952100     22014      160  X                             22014       0       0
Utah Medical Products                     COM      917488108    427638    13300  X                            427638       0       0
Vanguard Scottsdale MBS                   Mort Bck 92206C771      5402      280  X                              5402       0       0
Vanguard Scottsdale Short Term Corp       ST Corp  92206C409      8134      643  X                              8134       0       0
Vanguard Index ETF                        VALUE    922908744      7893      455  X                              7893       0       0
Vanguard Intern Index                     Emer Mkt 922042858      8413      366  X                              8413       0       0
Vanguard Intern Index                     Europe   922042874      8143      375  X                              8143       0       0
Weingarten Realty                         SH BEN T 948741103      7900      209  X                              7900       0       0
Western Union Co                          COM      959802109     35050      617  X                             35050       0       0
Weyerhaeuser Co                           COM      962166104     13357      293  X                             13357       0       0
White Mountains Insurance Group           COM      G9618E107       541      271  X                               541       0       0
Winmark Corp                              COM      974250102    848500    49162  X                            848500       0       0
XCEL Energy Inc.                          COM      98389B100     26000      688  X                             26000       0       0
Zimmer Holdings, Inc.                     COM      98956P102      8590      552  X                              8590       0       0